Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Deferred revenue	$830,762	$840,935
Accounts payable and accrued expenses	488,334	562,773
Accrued interest	381,479	371,996
Operating lease liabilities	45,090	48,961
Derivative liabilities (Note 12)	13,846	72,727
	$1,759,511	$1,897,392